SHARE-BASED COMPENSATION - Share-based compensation expenses (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 HKD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 HKD ($)	Dec. 31, 2023 HKD ($)
SHARE-BASED COMPENSATION
Total share-based compensation expenses	$ 343,024	$ 44,072	$ 334,926	$ 290,831
Research and development expenses
SHARE-BASED COMPENSATION
Total share-based compensation expenses	226,490		230,830	201,033
General and administrative expenses
SHARE-BASED COMPENSATION
Total share-based compensation expenses	88,091		81,966	69,560
Selling and marketing expenses
SHARE-BASED COMPENSATION
Total share-based compensation expenses	$ 28,443		$ 22,130	$ 20,238